Income tax (Tables)	12 Months Ended
Dec. 31, 2019
Income tax
Summary of deferred income tax

Deferred income tax assets and liabilities as of December 31, 2019 and 2018, relate to the following:

	Consolidated statement of		Consolidated statement of
	financial position as of		comprehensive income for the
	December 31		year ended
	2019	2018	2019	2018
Intangible assets	(638)	(678)	90	59
Trade and other payables	272	181	91	(7)
Trade and other receivables	58	31	27	(74)
Loans issued	56	69	(13)	(2)
Lease obligations	287	—	287	—
Property and equipment	(261)	(24)	(238)	(9)
Taxes on unremitted earnings	(480)	(253)	(202)	(69)
Other	174	88	86	45
Net deferred income tax asset/(liability)	(532)	(586)	128	(57)
including:
Deferred tax asset	217	157
Deferred tax liability	(749)	(743)

Deferred tax assets and liabilities are not offset because they do not relate to income taxes levied by the same tax authority on the same taxable entity.

Reconciliation of deferred income tax asset/(liability), net:

	2017	2018	2019
Deferred income tax asset/(liability), net as of January 1	(581)	(581)	(586)
Impact of adopting new accounting policies	—	49	—
Effect of acquisitions of subsidiaries	—	3	(74)
Deferred tax benefit/(expense)	—	(57)	128
Deferred income tax asset/(liability), net as of December 31	(581)	(586)	(532)

Summary of income tax expense

	2017	2018	2019
Total tax expense
Current income tax expense	(698)	(818)	(1,620)
Deferred tax benefit/(expense)	—	(57)	128
Income tax expense for the year	(698)	(875)	(1,492)

Schedule of reconciliation of theoretical and actual income tax expense

	2017	2018	2019
Profit before tax	3,840	4,501	6,379
Theoretical income tax expense at the domestic rate in each individual jurisdiction	(370)	(479)	(824)
(Increase)/decrease resulting from the tax effect of:
Non-taxable income	12	70	23
Non-deductible expenses	(222)	(388)	(387)
Income tax associated with earnings of foreign subsidiaries	(109)	(70)	(202)
Unrecognized deferred tax assets	(9)	(8)	(102)
Total income tax expense	(698)	(875)	(1,492)